Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations(a)

Brazil — 4.7%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/25(b)	BRL	12,716	$2,040,636
0.00%, 01/01/26(b)	BRL	18,730	2,832,326
0.00%, 07/01/26(b)	BRL	21,523	3,075,274
0.00%, 07/01/27(b)	BRL	9,946	1,266,872
0.00%, 01/01/28(b)	BRL	5,760	691,682
0.00%, 01/01/30(b)	BRL	2,992	285,245
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL	6,416	1,026,033
10.00%, 01/01/35	BRL	2,339	369,839
Series F, 10.00%, 01/01/27	BRL	13,618	2,322,524
Series F, 10.00%, 01/01/29	BRL	14,078	2,336,280
Series F, 10.00%, 01/01/31	BRL	7,069	1,146,025
			17,392,736
Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 04/01/29(b)	CLP	1,460,000	1,201,594
2.50%, 03/01/25	CLP	2,075,000	2,172,265
4.50%, 03/01/26	CLP	960,000	1,012,585
4.70%, 09/01/30(c)(d)	CLP	2,440,000	2,431,030
5.00%, 10/01/28(c)(d)	CLP	1,050,000	1,086,047
5.00%, 03/01/35	CLP	2,320,000	2,275,189
6.00%, 04/01/33(c)	CLP	2,485,000	2,629,021
6.00%, 01/01/43	CLP	1,985,000	2,106,371
6.20%, 10/01/40(c)	CLP	695,000	753,367
7.00%, 05/01/34(c)	CLP	655,000	745,292
			16,412,761
China — 14.8%
China Government Bond
1.99%, 04/09/25	CNY	5,870	815,019
2.04%, 02/25/27	CNY	2,460	343,433
2.18%, 08/25/25	CNY	6,740	939,249
2.18%, 08/15/26	CNY	5,490	768,218
2.24%, 05/25/25	CNY	5,490	764,399
2.28%, 11/25/25	CNY	4,930	688,670
2.28%, 03/25/31	CNY	2,470	347,738
2.35%, 02/25/34	CNY	2,250	316,562
2.37%, 01/20/27	CNY	5,070	712,030
2.39%, 11/15/26	CNY	4,780	672,162
2.40%, 07/15/28	CNY	7,010	991,150
2.44%, 10/15/27	CNY	6,570	928,760
2.46%, 02/15/26	CNY	6,010	842,869
2.48%, 04/15/27	CNY	5,530	780,867
2.50%, 07/25/27	CNY	6,610	935,687
2.52%, 08/25/33	CNY	7,450	1,063,189
2.54%, 12/25/30	CNY	9,050	1,292,887
2.55%, 10/15/28	CNY	1,430	203,535
2.57%, 05/20/54	CNY	2,840	408,335
2.60%, 09/15/30	CNY	9,970	1,427,553
2.60%, 09/01/32	CNY	4,570	656,381
2.62%, 09/25/29	CNY	7,600	1,086,231
2.62%, 06/25/30	CNY	8,600	1,232,357
2.64%, 01/15/28	CNY	4,660	663,335
2.67%, 11/25/33	CNY	6,740	972,774
2.68%, 05/21/30	CNY	9,570	1,373,835
2.69%, 08/12/26	CNY	8,550	1,208,762
2.69%, 08/15/32	CNY	4,550	657,678
2.75%, 06/15/29	CNY	4,820	694,168
2.75%, 02/17/32	CNY	6,480	939,678

Security	Par (000)		Value

China (continued)
2.76%, 05/15/32	CNY	6,200	$899,979
2.79%, 12/15/29	CNY	7,120	1,027,540
2.80%, 03/24/29	CNY	7,960	1,146,832
2.80%, 03/25/30	CNY	4,540	656,129
2.80%, 11/15/32	CNY	6,650	969,649
2.85%, 06/04/27	CNY	7,610	1,086,560
2.88%, 02/25/33	CNY	6,540	960,112
2.89%, 11/18/31	CNY	7,090	1,036,940
3.00%, 10/15/53	CNY	2,360	369,165
3.01%, 05/13/28	CNY	8,610	1,244,491
3.02%, 10/22/25	CNY	7,340	1,034,906
3.02%, 05/27/31	CNY	9,090	1,338,695
3.03%, 03/11/26	CNY	6,530	925,474
3.12%, 12/05/26	CNY	7,130	1,020,692
3.12%, 10/25/52	CNY	5,260	835,943
3.13%, 11/21/29	CNY	6,810	1,000,996
3.19%, 04/15/53	CNY	4,010	645,974
3.22%, 12/06/25	CNY	5,220	739,422
3.25%, 06/06/26	CNY	8,250	1,178,252
3.27%, 11/19/30	CNY	7,880	1,177,396
3.28%, 12/03/27	CNY	8,430	1,227,145
3.29%, 05/23/29	CNY	6,370	941,405
3.32%, 04/15/52	CNY	4,550	746,094
3.53%, 10/18/51	CNY	3,590	609,259
3.72%, 04/12/51	CNY	4,620	803,641
3.81%, 09/14/50	CNY	8,200	1,444,074
China Government Bonds
2.30%, 05/15/26	CNY	7,020	983,410
2.62%, 04/15/28	CNY	7,190	1,023,487
2.67%, 05/25/33	CNY	7,600	1,096,914
2.91%, 10/14/28	CNY	9,570	1,381,006
3.25%, 11/22/28	CNY	5,680	834,457
			55,113,550
Colombia — 4.2%
Colombia TES, 13.25%, 02/09/33	COP	5,859,600	1,653,928
Colombian TES
9.25%, 05/28/42	COP	11,000,900	2,248,535
Series B, 5.75%, 11/03/27	COP	4,855,600	1,077,907
Series B, 6.00%, 04/28/28	COP	8,137,800	1,779,652
Series B, 6.25%, 11/26/25	COP	2,104,700	506,967
Series B, 6.25%, 07/09/36	COP	3,022,300	516,217
Series B, 7.00%, 03/26/31	COP	6,668,600	1,392,210
Series B, 7.00%, 06/30/32	COP	6,726,500	1,359,786
Series B, 7.25%, 10/18/34	COP	7,015,200	1,364,226
Series B, 7.25%, 10/26/50	COP	7,116,000	1,135,498
Series B, 7.50%, 08/26/26	COP	7,180,300	1,728,760
Series B, 7.75%, 09/18/30	COP	4,786,500	1,056,768
			15,820,454
Czech Republic — 4.4%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	15,140	535,549
0.25%, 02/10/27	CZK	22,920	895,201
0.95%, 05/15/30(d)	CZK	26,160	960,873
1.00%, 06/26/26(d)	CZK	25,610	1,033,176
1.20%, 03/13/31	CZK	25,770	941,748
1.50%, 04/24/40	CZK	13,710	416,215
1.75%, 06/23/32	CZK	27,840	1,029,283
1.95%, 07/30/37	CZK	11,830	403,853
2.00%, 10/13/33	CZK	26,880	989,265
2.40%, 09/17/25(d)	CZK	24,900	1,042,630

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Czech Republic (continued)
2.50%, 08/25/28(d)	CZK	25,340	$1,034,978
2.75%, 07/23/29	CZK	23,770	973,705
3.00%, 03/03/33	CZK	5,880	236,680
3.50%, 05/30/35	CZK	15,750	649,494
4.20%, 12/04/36(d)	CZK	12,950	571,182
4.50%, 11/11/32	CZK	14,180	636,565
4.90%, 04/14/34	CZK	13,090	604,942
5.00%, 09/30/30	CZK	22,380	1,025,804
5.50%, 12/12/28	CZK	18,310	839,845
5.75%, 03/29/29	CZK	12,140	563,828
6.00%, 02/26/26	CZK	18,770	824,672
6.20%, 06/16/31	CZK	4,840	237,547
			16,447,035
Dominican Republic — 4.3%
Dominican Republic International Bond
10.75%, 06/01/36(c)	DOP	136,700	2,351,953
11.25%, 09/15/35(d)	DOP	455,950	8,069,816
13.63%, 02/03/33(d)	DOP	274,850	5,475,968
			15,897,737
Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF	443,240	1,143,350
1.50%, 04/22/26	HUF	464,500	1,186,862
1.50%, 08/26/26	HUF	231,450	582,775
2.00%, 05/23/29	HUF	403,850	928,369
2.25%, 04/20/33	HUF	557,040	1,122,854
2.25%, 06/22/34	HUF	140,480	271,604
2.75%, 12/22/26	HUF	354,800	906,653
3.00%, 10/27/27	HUF	432,410	1,086,866
3.00%, 08/21/30	HUF	445,320	1,039,743
3.00%, 10/27/38	HUF	434,410	816,848
3.00%, 04/25/41	HUF	198,710	355,303
3.25%, 10/22/31	HUF	611,320	1,405,400
4.50%, 03/23/28	HUF	246,450	644,947
4.75%, 11/24/32	HUF	420,890	1,047,050
5.50%, 06/24/25	HUF	348,290	953,546
6.75%, 10/22/28	HUF	641,530	1,810,556
7.00%, 10/24/35	HUF	123,290	353,718
9.50%, 10/21/26	HUF	233,370	687,344
			16,343,788
India — 1.6%
India Government Bond
5.79%, 05/11/30	INR	20,090	226,197
5.85%, 12/01/30	INR	20,200	227,200
6.10%, 07/12/31	INR	22,740	259,370
6.45%, 10/07/29	INR	28,890	338,142
6.54%, 01/17/32	INR	22,230	259,261
6.67%, 12/17/50	INR	23,170	262,956
6.99%, 12/15/51	INR	34,610	409,659
7.06%, 04/10/28	INR	3,000	36,061
7.10%, 04/18/29	INR	24,970	300,980
7.16%, 09/20/50	INR	26,470	318,646
7.18%, 08/14/33	INR	27,570	333,912
7.18%, 07/24/37	INR	24,350	295,484
7.26%, 01/14/29	INR	21,280	256,909
7.26%, 08/22/32	INR	25,260	306,923
7.26%, 02/06/33	INR	34,440	418,681
7.30%, 06/19/53	INR	39,250	482,610
7.36%, 09/12/52	INR	23,970	294,426
7.38%, 06/20/27	INR	11,640	140,932

Security	Par (000)		Value

India (continued)
7.41%, 12/19/36	INR	35,390	$436,580
7.54%, 05/23/36	INR	22,430	279,582
			5,884,511
Indonesia — 6.6%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	13,063,000	772,687
5.50%, 04/15/26	IDR	14,200,000	857,589
6.13%, 05/15/28	IDR	10,923,000	659,344
6.25%, 06/15/36	IDR	5,609,000	326,847
6.38%, 08/15/28	IDR	13,732,000	836,503
6.38%, 04/15/32	IDR	17,323,000	1,033,638
6.38%, 07/15/37	IDR	2,511,000	147,170
6.50%, 06/15/25	IDR	15,018,000	922,674
6.50%, 02/15/31	IDR	20,055,000	1,213,512
6.63%, 05/15/33	IDR	7,180,000	433,185
6.63%, 02/15/34	IDR	11,669,000	702,362
6.88%, 04/15/29	IDR	7,897,000	488,160
7.00%, 05/15/27	IDR	15,446,000	959,777
7.00%, 09/15/30	IDR	18,346,000	1,141,126
7.00%, 02/15/33	IDR	17,430,000	1,078,640
7.13%, 06/15/38	IDR	11,387,000	705,410
7.13%, 06/15/42	IDR	11,152,000	689,627
7.13%, 06/15/43	IDR	11,404,000	704,942
7.50%, 08/15/32	IDR	4,536,000	288,994
7.50%, 06/15/35	IDR	13,534,000	864,083
7.50%, 05/15/38	IDR	7,071,000	451,613
7.50%, 04/15/40	IDR	14,392,000	919,951
8.25%, 05/15/29	IDR	14,522,000	946,699
8.25%, 06/15/32	IDR	3,122,000	207,365
8.25%, 05/15/36	IDR	9,583,000	646,570
8.38%, 09/15/26	IDR	10,522,000	669,111
8.38%, 03/15/34	IDR	17,559,000	1,187,475
8.38%, 04/15/39	IDR	7,693,000	529,190
8.75%, 05/15/31	IDR	8,461,000	572,132
9.00%, 03/15/29	IDR	12,524,000	838,399
9.50%, 07/15/31	IDR	1,606,000	112,537
10.50%, 08/15/30	IDR	2,354,000	171,049
11.00%, 09/15/25	IDR	3,897,000	250,813
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR	4,867,000	287,978
6.38%, 03/15/34	IDR	11,752,000	708,228
6.50%, 06/15/39	IDR	2,829,000	167,896
6.63%, 09/15/29	IDR	3,752,000	228,835
6.88%, 03/15/36	IDR	3,722,000	230,118
8.88%, 11/15/31	IDR	8,937,000	619,654
			24,571,883
Malaysia — 6.0%
Malaysia Government Bond
2.63%, 04/15/31	MYR	3,143	641,632
3.50%, 05/31/27	MYR	2,414	527,223
3.52%, 04/20/28	MYR	1,368	298,864
3.58%, 07/15/32	MYR	2,254	484,896
3.73%, 06/15/28	MYR	2,350	516,263
3.76%, 05/22/40	MYR	3,655	776,026
3.83%, 07/05/34	MYR	2,773	607,785
3.88%, 03/14/25	MYR	1,500	327,800
3.89%, 08/15/29	MYR	2,753	609,261
3.90%, 11/30/26	MYR	2,785	614,919
3.90%, 11/16/27	MYR	2,926	646,484
3.91%, 07/15/26	MYR	2,683	590,470

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Malaysia (continued)
3.96%, 09/15/25	MYR	3,049	$669,015
4.05%, 04/18/39	MYR	1,036	229,550
4.07%, 06/15/50	MYR	4,102	877,468
4.25%, 05/31/35	MYR	1,505	339,463
4.46%, 03/31/53	MYR	1,293	295,635
4.50%, 04/30/29	MYR	1,473	333,672
4.64%, 11/07/33	MYR	2,381	555,256
4.70%, 10/15/42	MYR	2,862	676,303
4.76%, 04/07/37	MYR	3,639	857,781
4.89%, 06/08/38	MYR	3,233	774,351
4.92%, 07/06/48	MYR	1,506	365,249
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	3,256	708,354
3.45%, 07/15/36	MYR	3,020	629,812
3.47%, 10/15/30	MYR	3,302	709,623
3.60%, 07/31/28	MYR	2,576	562,565
3.73%, 03/31/26	MYR	3,056	669,008
3.99%, 10/15/25	MYR	2,833	621,990
4.07%, 09/30/26	MYR	3,311	731,411
4.13%, 08/15/25	MYR	1,483	325,489
4.13%, 07/09/29	MYR	1,464	326,668
4.19%, 10/07/32	MYR	2,892	647,394
4.25%, 09/30/30	MYR	2,904	651,622
4.26%, 07/26/27	MYR	1,043	232,125
4.29%, 08/14/43	MYR	3,067	686,822
4.37%, 10/31/28	MYR	2,871	645,011
4.42%, 09/30/41	MYR	2,219	505,325
4.47%, 09/15/39	MYR	3,637	841,548
4.66%, 03/31/38	MYR	833	195,687
			22,305,820
Mexico — 6.1%
Mexican Bonos
5.00%, 03/06/25	MXN	15,261	792,932
5.50%, 03/04/27	MXN	45,161	2,180,048
7.50%, 05/26/33	MXN	39,056	1,813,592
8.00%, 07/31/53	MXN	31,274	1,362,474
8.50%, 03/01/29	MXN	21,205	1,082,425
Series M, 5.75%, 03/05/26	MXN	44,043	2,199,492
Series M, 7.75%, 05/29/31	MXN	43,238	2,087,796
Series M, 7.75%, 11/23/34	MXN	23,508	1,096,631
Series M, 7.75%, 11/13/42	MXN	43,735	1,906,301
Series M, 8.00%, 11/07/47	MXN	29,830	1,315,611
Series M 20, 7.50%, 06/03/27	MXN	40,960	2,069,919
Series M 20, 8.50%, 05/31/29	MXN	34,121	1,741,719
Series M 30, 8.50%, 11/18/38	MXN	24,168	1,158,013
Series M 30, 10.00%, 11/20/36	MXN	9,016	491,899
Mexico Bonos
7.00%, 09/03/26	MXN	26,155	1,315,285
8.00%, 05/24/35	MXN	490	23,198
			22,637,335
Peru — 4.4%
Peru Government Bond
5.35%, 08/12/40	PEN	4,916	1,080,823
5.40%, 08/12/34	PEN	7,813	1,863,473
5.94%, 02/12/29	PEN	6,122	1,660,429
6.15%, 08/12/32	PEN	9,267	2,406,856
6.35%, 08/12/28	PEN	3,272	904,248
6.90%, 08/12/37	PEN	8,605	2,237,125
6.95%, 08/12/31	PEN	8,777	2,422,261
7.30%, 08/12/33(c)(d)	PEN	7,951	2,192,723

Security	Par (000)		Value

Peru (continued)
7.60%, 08/12/39(c)	PEN	3,672	$1,005,439
8.20%, 08/12/26	PEN	1,847	522,959
			16,296,336
Poland — 4.5%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	4,972	1,131,288
0.75%, 04/25/25	PLN	3,071	756,194
1.25%, 10/25/30	PLN	5,447	1,089,270
1.75%, 04/25/32	PLN	6,500	1,278,108
2.50%, 07/25/26	PLN	6,133	1,477,230
2.50%, 07/25/27	PLN	5,077	1,192,753
2.75%, 04/25/28	PLN	5,079	1,181,960
2.75%, 10/25/29	PLN	7,202	1,620,863
3.25%, 07/25/25	PLN	4,764	1,187,346
3.75%, 05/25/27	PLN	4,553	1,110,257
4.75%, 07/25/29	PLN	2,405	591,208
7.50%, 07/25/28	PLN	5,884	1,607,738
Republic of Poland Government Bonds
0.00%, 10/25/25(b)	PLN	2,897	691,908
6.00%, 10/25/33	PLN	7,403	1,954,692
			16,870,815
Romania — 4.3%
Romania Government Bond
2.50%, 10/25/27	RON	3,420	665,952
3.25%, 06/24/26	RON	3,320	687,952
3.50%, 11/25/25	RON	3,540	747,828
3.65%, 07/28/25	RON	3,295	702,169
3.65%, 09/24/31	RON	3,140	568,996
4.15%, 01/26/28	RON	4,195	855,291
4.15%, 10/24/30	RON	3,160	604,896
4.25%, 04/28/36	RON	2,340	408,039
4.75%, 10/11/34	RON	3,065	570,978
4.85%, 04/22/26	RON	3,250	694,230
4.85%, 07/25/29	RON	3,380	686,871
5.00%, 02/12/29	RON	3,455	712,490
5.80%, 07/26/27	RON	3,910	842,162
6.70%, 02/25/32	RON	4,480	975,429
7.10%, 07/31/34	RON	1,870	414,861
7.20%, 10/28/26	RON	3,295	731,927
7.20%, 05/31/27	RON	2,465	549,449
7.20%, 10/30/33	RON	3,385	760,974
7.35%, 04/28/31	RON	2,720	612,919
7.90%, 02/24/38	RON	3,395	811,469
8.00%, 04/29/30	RON	1,885	437,301
8.25%, 09/29/32	RON	4,250	1,016,174
Romania Government Bonds
8.00%, 04/29/30	RON	1,005	233,150
8.75%, 10/30/28	RON	3,510	830,209
			16,121,716
Serbia — 4.4%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	393,190	3,629,745
4.50%, 08/20/32	RSD	550,920	4,777,868
5.88%, 02/08/28	RSD	416,310	3,990,672
7.00%, 10/26/31	RSD	382,650	3,869,128
			16,267,413
South Africa — 4.8%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	14,403	547,096
6.50%, 02/28/41	ZAR	9,406	330,151

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

South Africa (continued)
7.00%, 02/28/31	ZAR	21,666	$1,027,966
8.00%, 01/31/30	ZAR	42,804	2,211,575
8.25%, 03/31/32	ZAR	41,382	2,042,028
8.50%, 01/31/37	ZAR	35,866	1,607,131
8.75%, 01/31/44	ZAR	30,994	1,331,287
8.75%, 02/28/48	ZAR	54,198	2,317,643
8.88%, 02/28/35	ZAR	40,211	1,930,176
9.00%, 01/31/40	ZAR	34,307	1,544,855
10.50%, 12/21/26	ZAR	44,305	2,543,658
11.63%, 03/31/53	ZAR	6,504	360,952
			17,794,518
Thailand — 5.1%
Thailand Government Bond
0.95%, 06/17/25	THB	23,163	639,947
1.00%, 06/17/27	THB	38,267	1,033,408
1.59%, 12/17/35	THB	25,610	640,376
1.60%, 12/17/29	THB	29,656	796,956
1.60%, 06/17/35	THB	14,610	368,847
2.00%, 12/17/31	THB	39,508	1,071,022
2.00%, 06/17/42	THB	14,474	351,851
2.13%, 12/17/26	THB	31,889	887,649
2.25%, 03/17/27	THB	31,939	892,984
2.35%, 06/17/26	THB	24,725	692,675
2.40%, 11/17/27	THB	8,783	246,624
2.40%, 03/17/29	THB	28,497	799,387
2.65%, 06/17/28	THB	34,230	970,098
2.80%, 06/17/34	THB	15,897	453,563
2.88%, 12/17/28	THB	22,980	657,262
2.88%, 06/17/46	THB	24,928	657,520
3.30%, 06/17/38	THB	31,438	930,484
3.35%, 06/17/33	THB	33,922	1,007,620
3.39%, 06/17/37	THB	31,230	933,877
3.40%, 06/17/36	THB	28,022	838,577
3.45%, 06/17/43	THB	25,374	751,147
3.65%, 06/20/31	THB	24,394	735,002
3.78%, 06/25/32	THB	30,337	924,706
3.85%, 12/12/25	THB	23,241	663,879
4.88%, 06/22/29	THB	28,369	885,332
			18,830,793
Turkey — 4.2%
Turkey Government Bond
8.00%, 03/12/25	TRY	6,251	156,816
10.50%, 08/11/27	TRY	42,557	802,656
10.60%, 02/11/26	TRY	27,361	578,274
11.00%, 02/24/27	TRY	21,474	424,660

Security	Par (000)		Value

Turkey (continued)
11.70%, 11/13/30	TRY	51,517	$940,543
12.40%, 03/08/28	TRY	61,160	1,203,154
12.60%, 10/01/25	TRY	81,976	1,886,479
16.90%, 09/02/26	TRY	49,803	1,136,227
Turkiye Government Bond
17.30%, 07/19/28	TRY	103,163	2,306,879
17.80%, 07/13/33	TRY	86,192	1,842,798
26.20%, 10/05/33	TRY	92,798	2,758,981
31.08%, 11/08/28	TRY	52,053	1,633,545
			15,671,012
Uruguay — 4.3%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	243,514	5,615,846
8.50%, 03/15/28(d)	UYU	121,741	2,951,680
Uruguay Government International Bonds, 9.75%,
07/20/33	UYU	300,715	7,493,095
			16,060,621
Total Long-Term Investments — 97.5%
(Cost: $381,395,243)			362,740,834

		Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(e)(f)		120,000	120,000

Total Short-Term Securities — 0.0%
(Cost: $120,000)			120,000

Total Investments — 97.5%
(Cost: $381,515,243)			362,860,834

Other Assets Less Liabilities — 2.5%			9,398,101

Net Assets — 100.0%			$372,258,935

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Zero-coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$21,570,000	$—	$(21,450,000	)(a)	$—	$—	$120,000	120,000	$80,754	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$362,740,834	$—	$362,740,834
Short-Term Securities
Money Market Funds	120,000	—	—	120,000
	$120,000	$362,740,834	$—	$362,860,834

Currency Abbreviation

BRL	Brazilian Real	MYR	Malaysian Ringgit
CLP	Chilean Peso	PEN	Peru Nuevo Sol
CNY	Chinese Yuan	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian Leu
CZK	Czech Koruna	RSD	Serbian Dinar
DOP	Dominican Peso	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	UYU	Uruguayan Peso
INR	Indian Rupee	ZAR	South African Rand
MXN	Mexican Peso